Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earning Per Share [Abstract]
Schedule of Earnings Per Common Share

The following table presents the calculation of basic and fully diluted earnings per common share for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024
Numerator:
Net income (loss) after taxes	$62,405,727	$(28,532,195)
Denominator: Weighted average number of common shares - basic	$344,919,433	$295,591,423
Weighted average effect of dilutive warrants*	$18,845,738	$-
Weighted average effect of dilutive options*	$10,080,939	$-
Weighted average effect of dilutive DSUs*	$3,562,188	$-
Weighted average effect of dilutive RSUs*	$124,375	$-
Weighted average number of common shares - diluted	$377,532,673	$295,591,423

Basic earnings (loss) per share	$0.18	$(0.10)
Diluted earnings (loss) per share	$0.17	$(0.10)

*	Maximum dilution if all warrants, options and DSUs were exercised would be 55,862,159